Securities - Schedule of Unrealized Gains and Losses (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure of financial assets [line items]
FVOCI Securities	$ 63,123	$ 73,407
Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	62,877	71,529
Gross Unrealized Gains [Member]
Disclosure of financial assets [line items]
FVOCI Securities	733	1,936
Gross Unrealized Losses [Member]
Disclosure of financial assets [line items]
FVOCI Securities	487	58
Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	63,123	73,407
Canadian federal government [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	13,087	22,240
Canadian federal government [member] | Gross Unrealized Gains [Member]
Disclosure of financial assets [line items]
FVOCI Securities	62	211
Canadian federal government [member] | Gross Unrealized Losses [Member]
Disclosure of financial assets [line items]
FVOCI Securities	84	1
Canadian federal government [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	13,065	22,450
Canadian Provincial And Municipal Governments [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	2,973	4,628
Canadian Provincial And Municipal Governments [member] | Gross Unrealized Gains [Member]
Disclosure of financial assets [line items]
FVOCI Securities	29	119
Canadian Provincial And Municipal Governments [member] | Gross Unrealized Losses [Member]
Disclosure of financial assets [line items]
FVOCI Securities	15
Canadian Provincial And Municipal Governments [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	2,987	4,747
US federal Government [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	21,041	16,881
US federal Government [member] | Gross Unrealized Gains [Member]
Disclosure of financial assets [line items]
FVOCI Securities	282	844
US federal Government [member] | Gross Unrealized Losses [Member]
Disclosure of financial assets [line items]
FVOCI Securities	297	31
US federal Government [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	21,026	17,694
US State Municipal And Agencies Debt [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	4,034	5,132
US State Municipal And Agencies Debt [member] | Gross Unrealized Gains [Member]
Disclosure of financial assets [line items]
FVOCI Securities	85	147
US State Municipal And Agencies Debt [member] | Gross Unrealized Losses [Member]
Disclosure of financial assets [line items]
FVOCI Securities	5	3
US State Municipal And Agencies Debt [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	4,114	5,276
Other governments [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	6,476	7,222
Other governments [member] | Gross Unrealized Gains [Member]
Disclosure of financial assets [line items]
FVOCI Securities	55	168
Other governments [member] | Gross Unrealized Losses [Member]
Disclosure of financial assets [line items]
FVOCI Securities	29	9
Other governments [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	6,502	7,381
National housing act mortgage backed securities [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	1,122	1,583
National housing act mortgage backed securities [member] | Gross Unrealized Gains [Member]
Disclosure of financial assets [line items]
FVOCI Securities	6	46
National housing act mortgage backed securities [member] | Gross Unrealized Losses [Member]
Disclosure of financial assets [line items]
FVOCI Securities	3
National housing act mortgage backed securities [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	1,125	1,629
US agency MBS and CMO [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	10,894	10,600
US agency MBS and CMO [member] | Gross Unrealized Gains [Member]
Disclosure of financial assets [line items]
FVOCI Securities	151	307
US agency MBS and CMO [member] | Gross Unrealized Losses [Member]
Disclosure of financial assets [line items]
FVOCI Securities	34	4
US agency MBS and CMO [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	11,011	10,903
Corporate debt [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	3,147	3,153
Corporate debt [member] | Gross Unrealized Gains [Member]
Disclosure of financial assets [line items]
FVOCI Securities	34	91
Corporate debt [member] | Gross Unrealized Losses [Member]
Disclosure of financial assets [line items]
FVOCI Securities	20	10
Corporate debt [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	3,161	3,234
Corporate equity [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	103	90
Corporate equity [member] | Gross Unrealized Gains [Member]
Disclosure of financial assets [line items]
FVOCI Securities	29	3
Corporate equity [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	$ 132	$ 93